SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
Selling, General and Administrative Expense [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Selling, general and administrative expenses include payroll and employee benefits associated with personnel employed in executive, sales and marketing, finance, technology, law, compliance, human resources, vendor management, facilities and risk management roles. This category also includes professional services fees, occupancy costs, marketing costs, depreciation and amortization of non-operating assets and other expenses. The components of selling, general and administrative expenses were as follows for the years ended December 31:

(in thousands)	2021	2020

Compensation and benefits	$28,367	$35,521
Professional services	10,163	11,444
Amortization of intangible assets	9,467	14,720
Occupancy related costs	9,332	19,363
Marketing costs	2,157	3,325
Depreciation and amortization	1,430	2,580
Other	6,133	5,783

Total	$67,049	$92,736